4. LOANS RECEIVABLE - Allowance for loan losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Loans Receivable - Allowance For Loan Losses Details 1
Beginning balance	$ 8,559	$ 8,331	$ 9,256
Provision for Loan Losses	400	1,910	3,900
Recoveries	150	203	57
Loans Charged-offs	(1,241)	(1,885)	(4,882)
Ending balance	$ 7,868	$ 8,559	$ 8,331